INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2022	2021

Raw materials and components	$15,792	$13,741
Work in progress	14,525	11,985
Spare parts	14,618	13,462
Finished goods	824	1,815

Total inventory (**)	$45,759	$41,003